Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information. During the last fiscal year, neither the Board nor the Committee took material, nonpublic information into account when determining the timing or terms of stock-based awards, nor did the Company time the disclosure of material, nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The annual grant of stock-based awards to our NEOs is approved on the date of the first regularly scheduled Committee meeting of the calendar year (typically held in the first quarter). In addition to annual awards, other grants may be awarded at other times: (i) to attract new hires; (ii) to recognize Team Members for special achievements or for retention purposes; (iii) to new Team Members as a result of the acquisition of another company; or (iv) as may be desirable and prudent in other special circumstances. The exercise price of stock options is the closing market price of our common stock on the date of grant. We monitor and periodically review our equity grant policies to ensure compliance with plan rules and applicable law.
Award Timing MNPI Considered	false